Short Term Deposits (Details) - Schedule of Short Term Deposits (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
United States of America, Dollars
Schedule of Short Term Deposits [Line Items]
Annual average interest rates	6.195%	0.30%
Israel, New Shekels
Schedule of Short Term Deposits [Line Items]
Annual average interest rates	4.568%